Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Directors fees	$ 8,970	$ 8,000	$ 8,248
Salaries, wages, consultants and benefits	751,811	693,964	470,658
Stock-based compensation (Note 10)	696,248	660,266	158,883
Content and software development (Note 8)	2,496,877	1,678,848	1,149,902
Closing balance for the year	1,317,671	1,150,589	740,011
Directors Fees Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	8,970	8,000	8,248
Salaries Wages Consultants And Benefits Related Party [Member]
Related Party Transaction [Line Items]
Salaries, wages, consultants and benefits	659,558	612,492	456,042
Selling And Marketing Related Party [Member]
Related Party Transaction [Line Items]
Selling and marketing	126,920	77,906	57,498
Stock Based Compensation Related Party [Member]
Related Party Transaction [Line Items]
Stock-based compensation (Note 10)	276,207	237,348	61,701
Content And Software Development Related Party [Member]
Related Party Transaction [Line Items]
Content and software development (Note 8)	$ 246,016	$ 214,843	$ 156,522